Segment Information (Reportable Segments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	$ 6,111.0	$ 6,524.0
AFUDC - debt and equity	33.0	30.0
Depreciation and amortization	903.0	916.0
Interest expense, net	738.0	713.0
Internally allocated interest	0.0	0.0
Income from equity investments	154.0	154.0
Income tax expense (recovery)	61.0	69.0
Operating, maintenance and general	1,464.0	1,580.0
Impairment charge	34.0	0.0
Net income (loss) attributable to common shareholders	662.8	709.6
Capital expenditures	2,483.0	2,151.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	31,842.0	32,314.0
Investments subject to significant influence	1,312.0	1,316.0
Goodwill	5,835.0	6,313.0	$ 5,805.0
Florida Electric Utility
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	2,607.0	2,679.0
AFUDC - debt and equity	20.0	20.0
Depreciation and amortization	445.0	405.0
Interest expense, net	154.0	132.0
Internally allocated interest	0.0	0.0
Income from equity investments	0.0	0.0
Income tax expense (recovery)	79.0	85.0
Operating, maintenance and general	554.0	667.0
Impairment charge	0.0
Net income (loss) attributable to common shareholders	419.0	381.0
Capital expenditures	1,393.0	1,217.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	16,214.0	15,997.0
Investments subject to significant influence	0.0	0.0
Goodwill	4,544.0	4,774.0
Canadian Electric Utilities
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	1,430.0	1,440.0
AFUDC - debt and equity	6.0	6.0
Depreciation and amortization	231.0	219.0
Interest expense, net	142.0	139.0
Internally allocated interest	0.0	0.0
Income from equity investments	91.0	87.0
Income tax expense (recovery)	(10.0)	8.0
Operating, maintenance and general	313.0	286.0
Impairment charge	0.0
Net income (loss) attributable to common shareholders	229.0	218.0
Capital expenditures	384.0	345.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	6,717.0	6,275.0
Investments subject to significant influence	1,133.0	1,079.0
Goodwill	0.0	0.0
Other Electric Utilities
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	744.0	745.0
AFUDC - debt and equity	5.0	3.0
Depreciation and amortization	107.0	114.0
Interest expense, net	52.0	48.0
Internally allocated interest	0.0	0.0
Income from equity investments	5.0	6.0
Income tax expense (recovery)	11.0	9.0
Operating, maintenance and general	195.0	188.0
Impairment charge	34.0
Net income (loss) attributable to common shareholders	45.0	85.0
Capital expenditures	195.0	187.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	3,069.0	3,094.0
Investments subject to significant influence	41.0	77.0
Goodwill	70.0	260.0
Gas Utilities and Infrastructure
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	1,119.0	1,098.0
AFUDC - debt and equity	2.0	1.0
Depreciation and amortization	109.0	129.0
Interest expense, net	59.0	55.0
Internally allocated interest	14.0	14.0
Income from equity investments	22.0	22.0
Income tax expense (recovery)	48.0	47.0
Operating, maintenance and general	319.0	295.0
Impairment charge	0.0
Net income (loss) attributable to common shareholders	183.0	135.0
Capital expenditures	448.0	330.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	5,489.0	5,404.0
Investments subject to significant influence	138.0	155.0
Goodwill	1,218.0	1,279.0
Other
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	282.0	661.0
AFUDC - debt and equity	0.0	0.0
Depreciation and amortization	11.0	49.0
Interest expense, net	331.0	339.0
Internally allocated interest	(14.0)	(14.0)
Income from equity investments	36.0	39.0
Income tax expense (recovery)	(67.0)	(80.0)
Operating, maintenance and general	130.0	206.0
Impairment charge	0.0
Net income (loss) attributable to common shareholders	(213.0)	(109.0)
Capital expenditures	63.0	72.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	1,459.0	2,653.0
Investments subject to significant influence	0.0	5.0
Goodwill	3.0	0.0
Operating
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	6,111.0	6,524.0
Operating | Florida Electric Utility
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	2,596.0	2,670.0
Operating | Canadian Electric Utilities
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	1,429.0	1,437.0
Operating | Other Electric Utilities
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	744.0	745.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	1,097.0	1,062.0
Operating | Other
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	245.0	610.0
Intersegment Eliminations
Segment Reporting Information, Profit (Loss) [Abstract]
Total operating revenues	(71.0)	(99.0)
AFUDC - debt and equity	0.0	0.0
Depreciation and amortization	0.0	0.0
Interest expense, net	0.0	0.0
Internally allocated interest	0.0	0.0
Income from equity investments	0.0	0.0
Income tax expense (recovery)	0.0	0.0
Operating, maintenance and general	(47.0)	(62.0)
Impairment charge	0.0
Net income (loss) attributable to common shareholders	0.0	0.0
Capital expenditures	0.0	0.0
Segment Reporting Information, Additional Information [Abstract]
Total assets	(1,106.0)	(1,109.0)
Investments subject to significant influence	0.0	0.0
Goodwill	$ 0.0	$ 0.0